As filed with the Securities and Exchange Commission on September 8, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC
 (Exact name of registrant as specified in charter)

3043 Towngate Road  Westlake Village, California 91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
3043 Towngate Road  Westlake Village, California 91361
 (Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Semi-Annual Report
As of and for the six months ended June 30, 2017

PNMAC Mortgage Opportunity Fund, LLC

Contained herein:

Unaudited consolidated financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC
Statement of Assets and Liabilities
June 30, 2017 (Unaudited)

Assets:
Investment in PNMAC Mortgage Opportunity Fund, LP, at fair value	$36,414,490
Short-term investment in Morgan Stanley Liquidity Funds, at fair value - yield 0.77% at June 30, 2017 (cost $576,878)	576,878
Other assets	1,035
36,992,403
Liabilities:
Shareholder services fee	57,900
Distributions payable to Series A preferred shares	11,400
Accrued expenses	70,000
139,300
Net Assets	$36,853,103

Net Assets Consist of:
Series A preferred shares	$—
Common shares	536
Additional paid-in capital	41,901,122
Net unrealized depreciation of investments	(5,048,555)
$36,853,103

Net Asset Value per Share
Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per Series A preferred share	$500.00

Common shares
Net assets applicable to common shares	$36,739,103
Shares outstanding ($0.001 par value, unlimited shares authorized)	535,688
Net asset value per common share	$68.58

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
2

PNMAC Mortgage Opportunity Fund, LLC
Statement of Operations
For the Six Months ended June 30, 2017 (Unaudited)

Investment income allocated from Master Fund:
Interest from mortgage loans	$13,813,349
Short-term investment dividends	37,539
Home Affordable Modification Program incentives	193,117
Other	17,515
14,061,520
Expenses allocated from Master Fund:
Collection and liquidation expenses	1,602,888
Interest on asset-backed financing	843,105
Mortgage loan servicing fees to PennyMac Loan Services, LLC	781,938
Other mortgage loan servicing expenses	355,215
Investment advisory fees to PNMAC Capital Management, LLC	309,505
Professional fees	180,507
Administration fees	114,821
Insurance	86,424
Directors’ fees and expenses	80,921
Collateral valuation	36,061
Taxes	23,658
Custodian fees	21,387
Trustee fees	15,741
Investment software licensing	15,215
Mortgage loan accounting fees	8,382
Registration fees	352
Total expenses before mortgage loan servicing fee rebate	4,476,120
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(99,535)
4,376,585
Net investment income allocated from Master Fund	9,684,935

Investment income:
Short-term investment dividends	$1,356
1,356
Expenses:
Shareholder services fee to PNMAC Capital Management, LLC	121,717
Administration fees	70,884
Professional and other fees	25,735
Insurance	3,020
Taxes	800
222,156
Net investment income	9,464,135

Distributions to Series A preferred shareholders	5,700

Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing and carried interest allocated from Master Fund:
Net realized loss on investments	(3,874,953)
Net change in unrealized gain on investments	(6,760,918)
Net change in unrealized loss on asset-backed financing	(89,652)
Net change in carried interest allocated from Master Fund	253,418
(10,472,105)
Net decrease in net assets resulting from operations	$(1,013,670)

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
3

PNMAC Mortgage Opportunity Fund, LLC
Statements of Changes in Net Assets
For the Six Months ended June 30, 2017 and Year ended December 31, 2016 (Unaudited)

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
(Decrease) increase in net assets resulting from operations:
Net investment income	$9,464,135	$14,024,693
Distributions to Series A preferred shareholders	(5,700)	(11,400)
Net realized loss on investments	(3,874,953)	(9,412,835)
Net change in unrealized gain on investments	(6,760,918)	(983,215)
Net change in unrealized loss on asset-backed financing	(89,652)	(946,837)
Net change in carried interest allocated from Master Fund	253,418	(534,081)
Net (decrease) increase in net assets resulting from operations	(1,013,670)	2,136,325

Decrease in net assets resulting from capital transactions:
Distributions to common shareholders	(21,300,000)	(27,100,000)

Net decrease in net assets	(22,313,670)	(24,963,675)

Net assets:
Beginning of period	59,166,773	84,130,448
End of period	$36,853,103	$59,166,773

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
4

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Six Months ended June 30, 2017 (Unaudited)

Cash flows from operating activities:

Net decrease in net assets resulting from operations	$(1,013,670)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:

Distributions from Master Fund	21,800,000
Net investment income allocated from Master Fund	(9,684,935)
Net realized loss on investments allocated from Master Fund	3,874,953
Net change in unrealized gain on investments allocated from Master Fund	6,760,918
Net change in unrealized loss on asset-backed financing allocated from Master Fund	89,652
Net change in carried interest allocated from the Master Fund	(253,418)
Change in assets and liabilities:
Increase in short-term investment	(233,158)
Decrease in other assets	2,620
Decrease in shareholder services fee payable	(15,431)
Decrease in distributions payable-Series A preferred shares	5,700
Decrease in accrued expenses	(33,231)
Net cash provided by operating activities	21,300,000

Cash flows from financing activities:
Distributions to common shareholders	(21,300,000)
Net cash used in financing activities	(21,300,000)

Change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
5

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

	Six Months Ended	Year ended December 31,
	June 30, 2017	2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE:	(amounts applicable to common shares)

BEGINNING NET ASSET VALUE	$110.24	$156.84	$425.11	$567.03	$696.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	17.67	26.18	15.63	50.34	1.17
Distributions to Series A preferred shares	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized (loss) gain from investments	(19.55)	(22.17)	(7.23)	(27.41)	57.97
Total income from investment operations	(1.89)	3.99	8.38	22.91	59.12

DISTRIBUTIONS (2)
Investment income	(17.67)	—	—	(61.20)	(24.46)
Capital gains	—	(16.72)	(15.70)	(31.23)	(32.49)
Return of capital	(22.10)	(33.87)	(260.95)	(72.40)	(53.19)
Total distributions	(39.77)	(50.59)	(276.65)	(164.83)	(110.14)

ENDING NET ASSET VALUE	$68.58	$110.24	$156.84	$425.11	$567.03

Total Return (3)(4)	-1.98%	3.49%	3.59%	4.24%	11.49%
Internal rate of return (5)	8.58%	8.69%	8.80%	9.11%	9.72%

SUPPLEMENTAL DATA AND RATIOS:
Series A preferred shares:
Net assets at period end	$114,000	$114,000	$114,000	$114,000	$114,000
Total shares outstanding	228	228	228	228	228
Asset coverage ratio	32,227%	51,801%	73,699%	199,760%	266,451%
Liquidation preference per share	$500	$500	$500	$500	$500

Common Shares:
Portfolio turnover rate (4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to weighted average net assets (1)(6)(7)	42.63%	23.50%	6.64%	9.90%	0.22%
Ratio of expenses to weighted average net assets (1)(6)(7)	20.71%	20.49%	10.96%	5.56%	2.62%

Net assets at year end	$36,739,103	$59,052,773	$84,016,448	$227,726,682	$303,753,744

(1)	Includes proportionate share of income and expenses of the Master Fund calculated using the average shares outstanding during the period.
(2)	Character of distributions is on the GAAP basis for the six months ended June 30, 2017.
(3)	Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returns based on the timing of capital transactions.
(4)	Not annualized for the six months ended June 30, 2017.
(5)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(6)	Ratios exclude distributions to Series A preferred shareholders.
(7)	Annualized for the six months ended June 30, 2017.

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.
6

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management company.  Shares of the Fund were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act.  The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”).

The Fund invests substantially all of its assets in a limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company, which along with the Investment Manager, is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC (“PNMAC”), all of which are affiliates of the Fund.

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as the central investment mechanism for the Fund and the General Partner. The General Partner has the exclusive right to conduct the operations of the Master Fund. The Fund held a 99.99% interest in the Master Fund at June 30, 2017. Taking into account the allocation of Carried Interest to the General Partner and the proceeds available for distribution to the non-controlling interest (defined below), the Fund held a 39% interest in the Master Fund. The General Partner’s investment in the Master Fund includes its capital account, which includes its proportional share of the Master Fund’s net investment income and its Carried Interest in the Master Fund. The Fund is the sole limited partner in the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans acquired in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

7

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as the Non-controlling Interest in the Master Fund (the “Non-controlling Interest”) and is included in the Consolidated Statement of Assets and Liabilities of the Master Fund as a component of Partners’ Capital.

The Master Fund owns a 100% interest in and consolidates a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securitized mortgage loans and invest directly in other mortgage-related investment securities.

The financial statements of the Master Fund are included elsewhere in this report and should be read with the Fund’s financial statements.

The Fund began operations on August 11, 2008 and the Fund’s limited partnership agreement specified that the Fund was to exist through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Liability Company Agreement. During 2016, the Investment Manager elected to extend the Fund’s term by the first of the three one-year extension periods.

During June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets. The fair values of the assets subject to the pending sale reflect the assets’ expected selling prices as of June 30, 2017. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all.

Note 2—Significant Accounting Policies

Basis of Presentation
The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Fund is classified as an investment company and reports its investments in accordance with the Financial Services – Investment Companies topic of the Codification.

8

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Fund carries its investments at fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value assets, the Investment Manager is required to make judgments regarding these assets’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these assets and their fair values. Likewise, due to the general illiquidity of some of these assets, subsequent transactions may be at values significantly different from those reported.

Investment in Master Fund
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund before allocation of Carried Interest to the General Partner of the Master Fund.  The net increase or decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund.

The Fund carries its investment in the Master Fund based on the Master Fund’s fair value and recognizes its proportional share of changes in the Master Fund’s fair value in current period operations. The fair value estimates of investments held by the Master Fund are based on the discounted cash flow projections of its investments.

Because the fair value of most of the Master Fund’s assets has been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

9

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Short-term Investment
The short-term investment, the Morgan Stanley Liquidity Funds: Government Institutional Shares is carried at fair value with changes in fair value recognized in current period operations.  Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date.  The Fund’s short-term investment is classified as a “Level 1” fair value asset.

Expenses
The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees.  Expenses that are not directly attributable to the Fund are generally allocated among the Fund and other entities managed by the Investment Manager in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, the Investment Manager has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2017, open federal and state income tax years include the tax years ended December 31, 2014 through 2016 and December 31, 2013 through 2016, respectively. The Fund has no such examinations in progress.

If applicable, the Fund will recognize interest charges related to unrecognized tax benefits in “interest” expense and penalties in “other” expense on the statement of operations.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually. The character of distributions made during the year from net investment income or capital gains might differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of June 30, 2017, and expects the risk of loss to be remote.
10

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 3—Fair Value of Investments

Following is a summary of assets that are measured at fair value on a recurring basis for the six months ended June 30, 2017:

	Level 1	Level 2	Level 3	Total

Investment in Master Fund	$—	$—	$36,414,490	$36,414,490
Short-term investment	576,878	—	—	576,878
	$576,878	$—	$36,414,490	$36,991,368

There were no transfers between fair value hierarchy levels during the six months ended June 30, 2017.

Following is a roll forward of the Fund’s Investment in Master Fund for the six months ended June 30, 2017:

Balance at January 1, 2017	$59,001,660
Distributions	(21,800,000)
Net investment income	9,684,935
Net realized loss on investments	(3,874,953)
Net change in unrealized gain on investments	(6,760,918)
Net change in unrealized loss on asset-backed financing	(89,652)
Net change in Carried Interest allocated from the Master Fund to General Partner	253,418
Balance at June 30, 2017	$36,414,490

Valuation Techniques and Inputs
Most of the Fund’s assets are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets are “Level 3” fair value assets which require the use of significant unobservable inputs in the estimation of the assets’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” fair value assets is difficult to estimate, the Investment Manager’s process includes performance of these assets’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” fair value assets to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the  Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. During the six months ended June 30, 2017, the Investment Manager’s valuation committee included the chief executive, financial, business development, operating, risk, and deputy chief financial officers of PNMAC.

The FAV group monitors the models used for valuation of the Fund’s “Level 3” fair value assets, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.
11

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

Investment in Master Fund
The Fund’s investment in the Master Fund is a “Level 3” fair value asset and the Fund’s estimate of the fair value of its investment in the Master Fund is based on the fair value of the Master Fund’s assets and liabilities, most of which are mortgage loans, real estate acquired in settlement of loans, and asset-backed secured financing.

Note 4—Investment Transactions

During the six months ended June 30, 2017, the Fund received distributions from the Master Fund in the amount of $21,800,000 and did not purchase any limited partnership interests in the Master Fund.

Note 5—Shareholder Services Fee, Administration Fees and Custodian Fees

The Fund has a shareholder services agreement with the Investment Manager. Under the terms of the agreement, the Investment Manager provides certain shareholder (but not investment management) services to the Fund.

Shareholder services include responding to inquiries by shareholders of the Fund regarding the Fund and their investment therein, preparation, review and distribution of a comprehensive monthly economic report relating to the Fund and its investments; reviewing and supervising the preparation of reports to and other communications with shareholders as the Fund may reasonably request.

For shareholder services provided by the Investment Manager, the Fund pays the Investment Manager a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.

The shareholder services fee is calculated and accrued monthly and is paid to the Investment Manager quarterly after the end of the quarter. The shareholder services fee for the six months ended June 30, 2017 was $121,717.

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund’s total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund’s total monthly net assets and 0.01% on the balance of the Fund’s total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the six months ended June 30, 2017 totaled $70,884.

U.S. Bank, N.A. serves as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund’s average daily market value subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. The custodian fees incurred by the Master Fund and allocated to the Fund for the six months ended June 30, 2017 totaled $21,387.

12

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 6—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. Independent directors receive an annual retainer of $100,000 and a fee per meeting of the board of directors or committees of $3,000, subject to a limit of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chairperson receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred at the Master Fund and allocated to the Fund for the six months ended June 30, 2017 were $80,921.

One of the directors of the Fund is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 7—Common Shareholders

The Fund is authorized to issue an unlimited number of common shares. The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund issues common shares at the net asset value per share as calculated within 48 hours before receipt of capital called.  Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”). The Fund raised $393,283,020 in aggregate capital commitments. No additional closings were held after the Initial Closing to accept new or additional capital commitments.

Common shares are distributed among three separate series based on the timing of capital contributions, which has affected the underlying calculation of Carried Interest for each series.

Following is a summary of distributions made by the Fund determined on a GAAP basis during the six months ended June 30, 2017:

Investment income	$9,464,135
Realized gains	—
Return of capital	11,835,865
Total distributions	$21,300,000

These distributions are not subject to recall.

Note 8—Preferred Shares

Series A preferred shares of the Fund were created by the board of directors on August 11, 2008. The preferred shares have a 10% cumulative dividend preference and a liquidation preference totaling $114,000 plus accumulated and unpaid dividends.  In the event of a liquidation of the Fund, the accumulated preferred dividends and the remaining face amount of the preferred shares will be distributed before any distributions are made to common shareholders. The Fund is authorized to issue up to 5,000 Series A preferred shares at $500 per share.  As of June 30, 2017 the Fund has issued 228 Series A preferred shares.
13

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affect the Series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

During the six months ended June 30, 2017, no dividends to preferred shareholders have been paid; accrued but unpaid dividends of $11,400 remained at June 30, 2017.

Note 9—Transactions with Affiliates

PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 29% of the Fund’s common shares.

The Fund paid $70,736 to PNMAC for reimbursable professional fees paid on the Fund’s behalf during the six months ended June 30, 2017.

PennyMac Loan Services, LLC (“PLS”) acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund.

Total mortgage loan servicing fees charged by PLS and allocated to the Fund before the rebate for the six months ended June 30, 2017 totaled $781,938, of which PLS reduced by providing a rebate allocated to the Fund of $99,535.

Note 10—Risk Factors

Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because the Investment Manager invests the Fund’s assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the notes to the Master Fund’s financial statements included herein.

14

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 11—Subsequent Events

The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements.  During this period:

● On July 20, 2017, the Fund paid a dividend of $11,400 to the Series A preferred sharholders.
● On August 9, 2017, the Master Fund sold substantially all of its assets and settled its asset-backed financing at fair value.
● On August 24, 2017, the Fund received a distribution from the Master Fund in the amount of $55,400,000 which was subsequently distributed to the common sharholders and the General Partner.

  ****
15

PNMAC Mortgage Opportunity Fund, LLC
Additional Information (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Fund collect at +1(818) 224-7442; and (ii) on the SEC’s website at http://www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On June 20, 2017, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.
16

PNMAC Mortgage Opportunity Fund, LLC
Additional Information (Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 20, 2017, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 20, 2017 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

17

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2017

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Table of Contents

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Assets and Liabilities June 30, 2017 (Unaudited)

Assets:
Investments at fair value (cost $95,669,296)	$109,489,685
Receivable from PennyMac Loan Services, LLC	10,604,783
Other	1,923,034
Total assets	122,017,502

Liabilities:
Asset-backed financing at fair value (proceeds $27,548,853)	27,824,612
Payable to PennyMac Loan Services, LLC	479,123
Accrued expenses	418,281
Investment advisory fees	173,700
Other	18,437
Total liabilities	28,914,153

Partners’ capital	$93,103,349

Partners’ capital consists of:
Non-controlling Interest	$14,512,598
General Partner	42,176,261
Limited Partner	36,414,490
Total partners’ capital	$93,103,349

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Summary Schedule of Investments June 30, 2017 (Unaudited)

INVESTMENTS - 118%*
MORTGAGE INVESTMENTS - 114%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,217,760	$1,657,966
Mortgage Loan ID#1000043569**	3.38%	2/1/2047	CA	1,509,280	1,460,092
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	1,022,393
Mortgage Loan ID#1000035099**	3.00%	11/1/2056	NY	1,618,863	972,395
Mortgage Loan ID#1000035343**	5.63%	1/1/2057	CA	922,055	888,556
Mortgage Loan ID#1000015179**	5.25%	10/1/2043	CT	860,025	887,917
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	836,193
Mortgage Loan ID#1000016833**	3.00%	1/1/2057	NY	949,618	779,457
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	744,709
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,461,901	693,677
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	689,358
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	773,956	623,366
Mortgage Loan ID#1000029315**	3.38%	5/1/2057	CA	621,537	598,288
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	569,523
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	608,939	556,618
Mortgage Loan ID#1000034768**	3.50%	4/1/2036	NY	620,709	541,178
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	758,540	529,600
Mortgage Loan ID#1000025998**	2.00%	4/1/2057	CA	585,227	494,315
Mortgage Loan ID#1000025942**	2.00%	2/1/2057	CA	639,023	491,930
Mortgage Loan ID#1000002145	4.00%	3/1/2057	NY	627,438	490,463
Mortgage Loan ID#1000038435**	5.13%	5/1/2057	CA	521,717	477,412
Mortgage Loan ID#1000028356**	3.25%	9/1/2056	CT	578,001	472,601
Mortgage Loan ID#1000028960**	3.00%	3/1/2057	NY	562,398	468,584
Mortgage Loan ID#1000017201**	3.00%	1/1/2057	MD	653,047	462,122
Mortgage Loan ID#1000043597**	2.00%	12/1/2050	NJ	643,548	454,131
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,304	453,440
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	470,663	443,422
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,862	440,939
Mortgage Loan ID#1000017045**	3.00%	4/1/2057	MA	351,283	440,740
Mortgage Loan ID#1000035218**	3.00%	4/1/2057	NY	526,215	440,515
Mortgage Loan ID#1000002167	3.13%	6/1/2046	NY	554,505	439,555
Mortgage Loan ID#1000000565**	3.38%	6/1/2056	NY	738,381	432,782
Mortgage Loan ID#1000043537**	3.25%	9/1/2056	NY	1,024,404	426,812
Mortgage Loan ID#1000026020**	4.87%	6/1/2037	CA	547,423	423,729
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	416,430
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	499,178	409,050
Mortgage Loan ID#1000002214	2.00%	5/1/2057	CA	697,552	406,044
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	537,666	405,059
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	430,829	400,219
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	397,548
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	539,813	393,629
Mortgage Loan ID#1000002101	2.00%	11/1/2057	CA	439,214	388,298
Mortgage Loan ID#1000015570	3.00%	3/1/2057	OR	494,240	387,261
Other**				116,936,589	68,959,746
				149,524,137	94,368,062

 (Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Summary Schedule of Investments June 30, 2017 (Unaudited)

		Principal	Fair
Description	State	amount	value
Real estate acquired in settlement of loans
Property ID#1000015063**	FL	$1,350,000	$1,399,603
Property ID#1000000557**	NJ	990,473	571,751
Property ID#1000027733**	IL	573,920	526,043
Property ID#1000026981**	MA	777,294	487,284
Property ID#1000016710**	NJ	529,780	475,153
Property ID#1000026032**	HI	420,101	466,927
Property ID#1000026843**	CA	536,000	466,638
Other**		10,568,513	6,833,513
		15,746,081	11,226,912

TOTAL MORTGAGE INVESTMENTS (Cost $91,774,585)		165,270,218	105,594,974

SHORT-TERM INVESTMENT - 4% *

		Fair
Name of Issuer	Shares	value
Short-term investment
Morgan Stanley Liquidity Funds: Government Institutional Shares - yield 0.77% at June 30, 2017	$3,894,711	$3,894,711

TOTAL SHORT-TERM INVESTMENT (Cost $3,894,711)	3,894,711	3,894,711

TOTAL INVESTMENTS (Cost $95,669,296)		$109,489,685

LIABILITIES - 30% *	Note	Maturity	Principal	Fair
Description	interest rate	date	amount	value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$27,656,516	$27,824,612

TOTAL LIABILITIES (Proceeds $27,548,853)			27,656,516	27,824,612

Other assets in excess of other liabilities - 12%*				11,438,276

TOTAL PARTNERS’ CAPITAL - 100% *				$93,103,349

*	Percentages are stated as a percent of partners’ capital.
**	Pledged as collateral for asset-backed financing, total $68,041,096 of mortgage loans and $10,552,506 of real estate acquired in settlement of loans (See Note 5).
^	Investment represents securities issued by related parties. All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Operations For the Six Months ended June 30, 2017 (Unaudited)

Investment income:
Interest from mortgage loans	$15,344,955
Home Affordable Modification Program incentives	223,546
Short-term investment dividends	37,540
Other	41,992
Total investment income	15,648,033

Expenses:
Collection and liquidation expenses	1,658,711
Interest on asset-backed financing	843,121
Mortgage loan servicing fees to PennyMac Loan Services, LLC	781,952
Other mortgage loan servicing expenses	522,880
Investment advisory fees to PNMAC Capital Management, LLC	365,150
Professional fees	180,510
Administration fees	114,824
Insurance	86,425
Directors’ fees and expenses	80,922
Collateral valuation	36,062
Taxes	23,658
Custodian fees	21,664
Trustee fees	15,741
Investment software licensing	15,216
Mortgage loan accounting fees	8,382
Registration fees	352
Total expenses before mortgage loan servicing fee rebate	4,755,570
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(99,537)
Net expenses	4,656,033
Net investment income	10,992,000

Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing:
Net realized loss on investments	(4,767,798)
Net change in unrealized gain on investments	(4,506,616)
Net change in unrealized loss on asset-backed financing	(89,654)
Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing	(9,364,068)
Net increase in partners’ capital resulting from operations	1,627,932
Less: increase in partners’ capital resulting from operations attributable to Non-controlling Interest	2,668,533
Net decrease in partners’ capital resulting from operations attributable to General and Limited Partners	$(1,040,601)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statements of Changes in Partners’ Capital For the Six Months ended June 30, 2017 and Year ended December 31, 2016 (Unaudited)

	Non-controlling Interest	General Partner	Limited Partner	Total

Partners’ capital, January 1, 2016	$24,920,297	$41,895,520	$84,155,445	$150,971,262
Distributions	(9,213,252)	—	(27,850,000)	(37,063,252)
Increase in partners’ capital from operations:
Net investment income	3,422,132	349	14,573,183	17,995,664
Net realized gain (loss) on investments	3,127,541	(215)	(9,412,835)	(6,285,509)
Net change in unrealized gain on investments	(3,559,836)	(22)	(983,215)	(4,543,073)
Net change in unrealized loss on asset-backed financing	—	(21)	(946,837)	(946,858)
Net change in Carried Interest	—	534,081	(534,081)	—
Net increase in partners’ capital from operations	2,989,837	534,172	2,696,215	6,220,224

Partners’ capital, January 1, 2017	18,696,882	42,429,692	59,001,660	120,128,234
Distributions	(6,852,817)	—	(21,800,000)	(28,652,817)
Increase (decrease) in partners’ capital from operations:
Net investment income	1,306,881	184	9,684,935	10,992,000
Net realized loss on investments	(892,774)	(71)	(3,874,953)	(4,767,798)
Net change in unrealized gain on investments	2,254,426	(124)	(6,760,918)	(4,506,616)
Net change in unrealized loss on asset-backed financing	—	(2)	(89,652)	(89,654)
Net change in Carried Interest	—	(253,418)	253,418	—
Net increase (decrease) in partners’ capital from operations	2,668,533	(253,431)	(787,170)	1,627,932

Partners’ capital, June 30, 2017	$14,512,598	$42,176,261	$36,414,490	$93,103,349

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Consolidated Statement of Cash Flows For the Six Months ended June 30, 2017 (Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$1,627,932

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(10,758,922)
Capitalization of interest on mortgage loans	(3,891,530)
Net realized loss on investments	4,767,798
Net change in unrealized gain on investments	4,506,616
Net change in unrealized loss on asset-backed financing	89,654
Principal repayments on mortgage loans	4,283,180
Sale of mortgage loans	13,193,173
Sale of real estate acquired in settlement of loans	9,106,626
Net change in short-term investment	18,107,786
Changes in other assets and liabilities:
Decrease in receivable from PennyMac Loan Services, LLC	757,448
Decrease in mortgage loan sales proceeds receivable	9,284,333
Decrease in other assets	507,609
Decrease in payable to PennyMac Loan Services, LLC	(282,062)
Increase in accrued expenses	41,803
Decrease in investment advisory fees payable	(46,294)
Decrease in other liabilities	(79,608)
Net cash provided by operating activities	51,215,542

Cash flows from financing activities:
Repayment of asset-backed financing	(22,562,725)
Distributions to Non-controlling Interest	(6,852,817)
Distributions to Limited Partner	(21,800,000)
Net cash used in financing activities	(51,215,542)

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$858,163

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the six months ended June 30, 2017
	General Partner (1)	Limited Partner	Total
Total Return (2)(3)
Before Carried Interest	-0.59%	-1.75%	-1.75%
Carried Interest (4)	-0.60%	0.57%	—
After Carried Interest	-1.19%	-1.18%	-1.75%

Internal rate of return (5)	231.31%	9.62%	10.93%

Ratio of net investment income to weighted average partners capital (6)	16.38%	44.05%	44.05%

Ratio of expenses to weighted average partners’ capital (1)(6)	6.67%	19.91%	19.91%
Carried Interest	11,192.56%	-0.57%	—
Ratio of expenses and carried interest to weighted average partners’ capital	11,199.23%	19.34%	19.91%

Partners’ capital, end of year	$42,176,261	$36,414,490	$78,590,751
Portfolio turnover rate (3)			0.00%

For the year ended December 31, 2016
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	4.14%	5.44%	5.44%
Carried Interest (4)	1.26%	-0.89%	—
After Carried Interest	5.40%	5.44%	5.44%

Internal rate of return (5)	255.85%	9.72%	11.11%

Ratio of net investment income to weighted average partners capital	15.56%	24.40%	24.40%

Ratio of expenses to weighted average partners’ capital (1)	11.12%	19.56%	19.56%
Carried Interest	-23,806.65%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-23,795.53%	20.45%	19.56%

Partners’ capital, end of year	$42,429,692	$59,001,660	$101,431,352
Portfolio turnover rate			0.00%

(Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the year ended December 31, 2015
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (4)	2.70%	-0.89%	—
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (5)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners’ capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52,330.73%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-52,324.44%	10.98%	10.09%

Partners’ capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

For the year ended December 31, 2014
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (4)	1.47%	-0.36%	—
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (5)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-151,176.47%	5.41%	4.41%

Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Financial Highlights As of and for the Six Months ended June 30, 2017 and Years ended December 31, 2016, 2015, 2014, and 2013 (Unaudited)

For the year ended December 31, 2013
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (4)	11.63%	-1.40%	—
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (5)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)	Not annualized.
(4)	The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(5)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(6)	Annualized.

(Concluded)
The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 39% of the Master Fund at June 30, 2017 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

●	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans acquired in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as the Non-controlling Interest in the Master Fund (the “Non-controlling Interest”) and is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in and consolidates a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

●
The objective for performing mortgage loans is fair value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced fair value through various disposition strategies.

●
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invest directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and the Fund’s limited partnership agreement specified that the Master Fund was to exist through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement. During 2016, the Investment Manager elected to extend the Master Fund’s term by the first of the three one-year extension periods.

During June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets. The fair values of the assets subject to the pending sale reflect the assets’ expected selling prices as of June 30, 2017. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all.

Note 2—Significant Accounting Policies

Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3“ fair value assets and liabilities, the Investment Manager is required to make judgments regarding these assets and liabilities’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these assets and liabilities and their fair values. Likewise, due to the general illiquidity of some of these assets and liabilities, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the Morgan Stanley Liquidity Funds: Government Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations. Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date. The Master Fund’s short-term investment is classified as a “Level 1“ fair value asset.

Interest Income
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The fund administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The fund administrator updates its cash flow estimates monthly.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP“). HAMP establishes standard loan modification guidelines for “at risk“ homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as investment income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period operations under the caption Net change in unrealized loss on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3“ fair value liability.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2017, open federal and state income tax years include the tax years ended December 31, 2014 through 2016 and December 31, 2013 through 2016, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest“ expense and penalties in “other“ expenses on the consolidated statement of operations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN. The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights. The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.

The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest“. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of June 30, 2017, and expects the risk of loss to be remote.

Note 3—Fair Value

Following is a summary of assets and liabilities that are measured at fair value on a recurring basis for the six months ended June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$3,894,711	$—	$—	$3,894,711
Mortgage loans	—	—	94,368,062	94,368,062
Real estate acquired in settlement of loans	—	—	11,226,912	11,226,912
	$3,894,711	$—	$105,594,974	$109,489,685
Liabilities:
Asset-backed financing	$—	$—	$27,824,612	$27,824,612
	$—	$—	$27,824,612	$27,824,612

There were no transfers of assets and liabilities measured at fair value between fair value hierarchy levels during the six months ended June 30, 2017.

The following tables present a roll forward of assets and liabilities for which “Level 3“ fair value inputs were used to determine fair value for the six months ended June 30, 2017:

Assets:	Mortgage loans	Real estate acquired in settlement of loans	Total
Balance at January 1, 2017	$106,836,198	$18,405,400	$125,241,598
Sales	(13,193,173)	(9,106,626)	(22,299,799)
Repayments	(4,283,180)	—	(4,283,180)
Capitalization of interest	3,891,530	—	3,891,530
Accrual of unearned discounts	10,758,922	—	10,758,922
Transfers of mortgage loans and advances to REO	(4,559,151)	6,119,468	1,560,317
Net gains (losses) on investments:
Realized	(4,137,631)	(630,167)	(4,767,798)
Unrealized*	(945,453)	(3,561,163)	(4,506,616)
Balance at June 30, 2017	$94,368,062	$11,226,912	$105,594,974
Changes in fair value recognized during the period relating to assets still held at June 30, 2017	$3,028,982	$(3,297,215)	$(268,233)

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $827,479 for the six months ended June 30, 2017.

At June 30, 2017, mortgage loans with a fair value totaling $36,238,018 were on non-accrual status.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Asset-backed financing
Liabilities:
Balance at January 1, 2017	$50,297,683
Repayments	(22,562,725)
Net unrealized loss on borrowings	89,654
Balance at June 30, 2017	$27,824,612

Valuation Techniques and Inputs
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” fair value assets and liabilities which require the use of significant unobservable inputs in the estimation of the assets and liabilities’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” fair value assets and liabilities is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” fair value assets and liabilities to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. During the six months ended June 30, 2017, the Investment Manager’s valuation committee included the chief executive, financial, business development, operating, risk, and deputy chief financial officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” fair value assets and liabilities, including the models’ performance versus actual results and reports those results to the Investment Manager’s valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of “Level 3” fair value assets and liabilities:

Mortgage Loans
In June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets, including its investment in mortgage loans at fair value. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all. As a result of this agreement, all mortgage loans’ fair values are carried at their pending sale amounts.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Real Estate Acquired in Settlement of Loans
In June of 2017, the Master Fund entered into an agreement to sell substantially all of its assets, including its investment in real estate acquired in settlement of loans (“REO”) at fair value. The pending sale is subject to continuing due diligence and closing conditions. There can be no assurance that the committed transaction amount will ultimately be realized or that the transaction will be completed at all. As a result of this agreement, all REO fair values are carried at their pending sale amounts.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2017:

			Weighted
		% partners’	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$79,274,817	85.2%	3.86%
Investment property	14,614,415	15.7%	4.68%
Second property	478,830	0.5%	7.26%
Total portfolio	$94,368,062	101.4%	4.01%

			Weighted
		% partners’	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$17,525,882	18.8%	6.13%
Fixed interest rate	40,658,674	43.8%	4.19%
Balloon	620,507	0.7%	6.77%
Step rate	35,516,168	38.1%	2.42%
Other	46,831	< 0.1%	7.00%
Total portfolio	$94,368,062	101.4%	4.01%

			Weighted
		% partners’	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$91,747,360	98.6%	3.95%
2nd Lien	2,620,702	2.8%	5.48%
Total portfolio	$94,368,062	101.4%	4.01%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

			Weighted
		% partners’	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$13,707	< 0.1%	3.37%
24-36 months	10,979	< 0.1%	3.78%
36-48 months	135,678	0.1%	4.64%
48-60 months	75,831	0.1%	3.94%
60 months or more	94,131,867	101.2%	4.01%
Total portfolio	$94,368,062	101.4%	4.01%

1 Loan Age reflects the age of the loan as of June 30, 2017.

			Weighted
		% partners’	average note
FICO Distribution (2)	Fair value	capital	interest rate
Less than 600	$65,468,923	70.4%	3.61%
600 - 649	12,596,642	13.5%	5.02%
650 - 699	8,692,686	9.3%	4.82%
700 - 749	5,272,132	5.7%	4.98%
More than 750	2,337,679	2.5%	4.20%
Total portfolio	$94,368,062	101.4%	4.01%

2 FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of acquisition.

			Weighted
		% partners’	average note
Current Loan-to-Value (3)	Fair value	capital	interest rate
Less than 80%	$25,317,005	27.2%	4.52%
80% - 99.99%	22,328,917	24.0%	4.42%
100% - 119.99%	20,540,582	22.1%	4.26%
120% or more	26,181,558	28.1%	3.39%
Total portfolio	$94,368,062	101.4%	4.01%

3 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of June 30, 2017.

			Weighted
		% partners’	average note
Geographic Distribution	Fair value	capital	interest rate
New York	$22,597,670	24.3%	4.85%
California	16,536,418	17.8%	2.77%
Florida	11,112,821	11.9%	4.45%
New Jersey	4,713,121	5.1%	3.20%
Massachusetts	4,471,887	4.8%	4.46%
Illinois	3,711,437	4.0%	2.79%
Other	31,224,708	33.5%	3.93%
Total portfolio	$94,368,062	101.4%	4.01%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

			Weighted
		% partners’	average note
Payment Status	Fair value	capital	interest rate
Current (4)	$38,176,588	41.0%	3.05%
30 days delinquent	14,740,237	15.8%	3.37%
60 days delinquent	5,213,219	5.6%	2.68%
90 days or more delinquent	19,051,303	20.5%	4.29%
In foreclosure	17,186,715	18.5%	6.04%
Total portfolio	$94,368,062	101.4%	4.01%

4 Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of June 30, 2017.

Following is a summary of the distribution of REO:

		% partners’
Geographic Distribution	Fair value	capital
New Jersey	$2,786,736	3.1%
Florida	2,349,193	2.5%
California	1,289,976	1.4%
Maryland	786,594	0.8%
New York	772,719	0.8%
Other	3,241,694	3.5%
Total portfolio	$11,226,912	12.1%

		% partners’
Property Type	Fair value	capital
Single family residence	$9,160,524	9.9%
2 to 4 dwelling units	659,764	0.7%
Planned unit development	879,950	0.9%
Condominium	526,674	0.6%
Total portfolio	$11,226,912	12.1%

Note 5—Asset-backed Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and REO that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions.  The reserve cash account pertaining to the NPL Trust holds $756,974 and is included in Other assets on the consolidated statement of assets and liabilities.  There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements.  The securitized mortgage loans and REO continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2017 totaled $114,824.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2017 totaled $8,382.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund’s average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the six months ended June 30, 2017 totaled $21,664.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $100,000 and a fee per meeting of the board of directors or committees of $3,000, subject to a limit of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2017 were $80,922, of which $33,500 was payable at June 30, 2017.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

Note 8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the mortgage loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to mortgage loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund. Total mortgage loan servicing fees charged by PLS before the rebate for the six months ended June 30, 2017 totaled $781,952, of which PLS reduced by providing a rebate of $99,537.

Following is a summary of the receivable from PLS on the Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Collection and liquidation advances	$8,862,842
Principal and interest collections, and REO sales proceeds receivable	1,556,192
Deposits to fund litigation and collection costs	185,749
Total	$10,604,783

Following is a summary of the payable to PLS on the Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Mortgage loan servicing fee rebate security deposit	$300,000
Mortgage loan servicing fees payable	157,179
less: mortgage loan servicing fee rebate	(54,382)
Collection and liquidation expenses payable	54,905
Other mortgage loan servicing expenses payable	21,421
Total	$479,123

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the six months ended June 30, 2017:

Professional fees and other	$166,696
Collateral valuation	36,062
Investment software licensing	13,549
Insurance	4,307
Custodian fees	1,283
Total	$221,897

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

The Master Fund incurred investment advisory fees of $365,150 during the six months ended June 30, 2017, of which $173,700 was payable to the Investment Manager at June 30, 2017.

As of June 30, 2017, $42,173,993 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $253,418 was reversed in the six months ended June 30, 2017.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries Notes to Consolidated Financial Statements As of and for the Six Months ended June 30, 2017 (Unaudited)

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period:

● On August 9, 2017, the Master Fund sold substantially all of its assets and settled its asset-backed financing at fair value.
● On August 24, 2017, the Fund received a distribution from the Master Fund in the amount of $55,400,000 which was subsequently distributed to the common sharholders and the General Partner.

****

PNMAC Mortgage Opportunity Fund, LP Additional Information (Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,” “will,” “believe,” “attempt,” “seem,” “think,” “ought,” “try,” and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 20, 2017, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP Additional Information (Unaudited)

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 20, 2017, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 20, 2017 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form. To view the underlying securities of the Registrant's investment in the PNMAC Mortgage Opportunity Fund, LP, please refer to the full schedule of investments listed under Item 6 of the form N-CSR filed by the PNMAC Mortgage Opportunity Fund, LP, on September 8, 2017.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant's nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title) /s/ David A, Spector
                                           David A. Spector, CEO

Date                                September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David A, Spector
                                           David A. Spector, CEO

Date                                September 8, 2017

By (Signature and Title) /s/Andrew S. Chang
                                           Andrew S. Chang, CFO

Date                                September 8, 2017